Debt (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			66 Months Ended	102 Months Ended	108 Months Ended	12 Months Ended				12 Months Ended					12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2011 Equipment and Supplemental Working Capital Notes [Member]	Dec. 31, 2010 Equipment and Supplemental Working Capital Notes [Member]	Dec. 31, 2009 Equipment and Supplemental Working Capital Notes [Member]	Jun. 30, 2012 Equipment and Supplemental Working Capital Notes [Member]	Dec. 31, 2011 Working Capital Note [Member]	Dec. 31, 2010 Working Capital Note [Member]	Dec. 31, 2009 Working Capital Note [Member]	Jun. 30, 2012 Working Capital Note [Member]	Dec. 31, 2011 Equipment Note [Member]	Dec. 31, 2011 Machinery and Equipment Loan [Member]	Dec. 31, 2010 Machinery and Equipment Loan [Member]	Dec. 31, 2009 Machinery and Equipment Loan [Member]	Sep. 30, 2011 Machinery and Equipment Loan [Member]	Dec. 31, 2011 Supplemental Working Capital Note [Member]
Total debt outstanding [Abstract]
Total debt	$ 3,948,000		$ 3,948,000		$ 4,987,000	$ 8,601,000			$ 4,987,000	$ 3,948,000	$ 126,000	$ 1,015,000		$ 0	$ 5,000,000	$ 7,257,000		$ 4,052,000		$ 0	$ 477,000
Unamortized debt discount	(104,000)		(104,000)		(139,000)	(148,000)			(139,000)	(104,000)
Less current portion	(2,404,000)		(2,404,000)		(2,205,000)	(4,016,000)			(2,205,000)	(2,404,000)
Total debt excluding current portion	1,544,000		1,544,000		2,782,000	4,585,000			2,782,000	1,544,000
Principal payments maturity [Abstract]
2012					2,274,000				2,274,000
2013					2,620,000				2,620,000
2014					232,000				232,000
Long-term debt including unamortized debt discount					5,126,000				5,126,000
Total debt	3,948,000		3,948,000		4,987,000	8,601,000			4,987,000	3,948,000	126,000	1,015,000		0	5,000,000	7,257,000		4,052,000		0	477,000
Repayment of debt			1,074,000	7,958,000	8,624,000	13,516,000	5,883,000	3,245,000	31,268,000	32,342,000					4,500,000
Number of monthly payments															24
Debt interest rate (in hundredths)															11.75%				11.49%	5.25%			5.00%	13.52%
Warrants to purchase common stock (in shares)					1,046,102				1,046,102						7,068
Fair value of warrant issued in connection with refinancing															100,000
Warrants exercisable (in shares)											9,578				100,874
Noncash charge to interest expense			0	0	0	0	0	(149,000)	(149,000)	(149,000)	9,000	31,000	44,000		100,000	300,000	400,000
Interest expense	151,000	201,000	325,000	473,000	849,000	2,105,000	3,468,000	8,467,000	14,889,000	15,214,000	100,000	300,000	600,000		600,000	1,500,000	2,400,000			13,000	36,000	54,000
Repayment period of MELF loan																				4 years
Financing costs																				300,000
Amortization of deferred financing costs																				$ 47,000	$ 44,000	$ 44,000